Summary of significant accounting policies (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Component of basic and diluted EPS
Net loss available for ordinary shareholders	$ (37,110,281)	$ (44,016)
Weighted average outstanding shares of ordinary shares basic	11,401,729	1,077,719
Weighted average outstanding ordinary shares diluted	11,401,729	1,077,719
Earnings per share
Loss per ordinary share - basic	$ (3.25)	$ (0.04)
Loss per ordinary share - diluted	$ (3.25)	$ (0.04)